Annual Operating Expenses {- Franklin U.S. Government Securities VIP Fund} - FTVIP Class 1-59 - Franklin U.S. Government Securities VIP Fund - Class 1	Oct. 01, 2020
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	none
Other expenses	0.04%
Total annual Fund operating expenses	0.51%